Subsidy Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Subsidy income (Textual)
Subsidy received from local government	$ 1,072,888	$ 749,501	$ 176,594
Subsidies of bank interest expenses	168,842	638,875	58,154
Subsidies for operating in poverty and minority area	$ 904,046	$ 110,626	$ 118,440